Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 191,158	$ 250,878
Restricted cash	59,374	57,060
Trade accounts receivable, net of allowance for doubtful receivables of $18,420 and $18,458 at December 31, 2011 and June 30, 2012, respectively	117,133	123,223
Other current assets (Note 5)	142,964	65,248
Total current assets	510,629	496,409
FIXED ASSETS, NET:
Advances for rigs and drillships under construction (Note 6)	780,418	754,925
Drilling rigs, machinery and equipment, net (Note 7)	4,479,597	4,538,838
Total fixed assets, net	5,260,015	5,293,763
OTHER NON CURRENT ASSETS:
Restricted cash	113,854	125,040
Intangible assets, net	8,341	9,062
Financial instruments (Note 10)	138	0
Other other non-current assets (Note 8)	101,986	91,081
Total non-current assets	224,319	225,183
Total assets	5,994,963	6,015,355
CURRENT LIABILITIES:
Current portion of long-term debt (Note 9)	235,951	210,166
Accounts payable and other current liabilities	22,148	37,305
Due to related party	1,983	0
Accrued liabilities	125,680	104,633
Deferred revenue	89,070	34,726
Financial instruments (Note 10)	42,808	40,727
Total current liabilities	517,640	427,557
NON CURRENT LIABILITIES
Long term debt, net of current portion (Note 9)	2,406,440	2,525,599
Financial instruments (Note 10)	42,158	52,025
Deferred revenue	59,873	9,172
Other non-current liabilities	3,246	2,546
Total non-current liabilities	2,511,717	2,589,342
COMMITMENTS AND CONTINGENCIES (Note 14)	0	0
STOCKHOLDERS' EQUITY:
Preferred stock $0.01 par value, 500,000,000 shares authorized at December 31, 2011 and June 30, 2012, nil issued and outstanding at December 31, 2011 and June 30, 2012	0	0
Common stock, $0.01 par value; 1,000,000,000 shares authorized, at December 31, 2011 and June 30, 2012, 131,696,928 issued and outstanding at December 31, 2011 and June 30, 2012, respectively	1,317	1,317
Accumulated other comprehensive loss	(43,964)	(51,126)
Additional paid-in capital	3,479,055	3,469,924
Accumulated deficit	(470,802)	(421,659)
Total stockholders' equity	2,965,606	2,998,456
Total liabilities and stockholders' equity	$ 5,994,963	$ 6,015,355